S000033315 [Member] Expense Example - FlexShares Morningstar Global Upstream Natural Resources Index Fund - FlexShares Morningstar Global Upstream Natural Resources Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	$ 590